Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible Assets

Note 17

Intangible Assets

	2023			2022	2021
EUR’000	Software	Goodwill	Total	Software	Software
Cost
Beginning of period	662	—	662	434	—
Acquisition of businesses	—	16,919	16,919	—	—
Additions	31	—	31	228	434
Exchange differences	—	(212)	(212)
31 December	693	16,707	17,400	662	434
Accumulated depreciation
Beginning of period	243	—	243	32	—
Depreciation charge	210		210	211	32
31 December	453	—	453	243	32
Net book value	240	16,707	16,947	419	402

Software additions during 2023 are mainly related to further developments of the Company software solutions.

While 2021 additions were mainly implementation costs for Enterprise Resource and Planning (ERP), Vessel and Crew Management software, 2022 additions are mainly further developments of these initially implemented solutions.

Impairment Test

Management has performed impairment test of goodwill allocated to each CGU as at December 31, 2023.

Goodwill of EUR 16.9 million was recognised on 19 December 2023 relating to the Eneti acquisition.The Group has two CGUs being the transport and installation of offshore wind turbine generators and foundations vessels (WTGFIV), Cadeler’s O-class vessels and Scylla; and the maintenance of offshore wind turbine generators (O&MV) cash-generating unit, comprising Zaratan. At 31 December 2023, Management has not yet concluded on the allocation of goodwill, which could be either to a single CGU or to both CGUs'. Management assessed goodwill for impairment on entity level (being both CGUs), which showed no indication of impairment, based on the quoted price of Cadeler’s shares. For more information related to Goodwill recognised and allocation of goodwill to CGU, please refer to Note 6.